Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests.
Summarised financial information for non-controlling interests

2019
$m
Total Revenue	–
Loss after tax	(422)
Other comprehensive income	–
Total comprehensive loss	(422)

2019
$m
Non-current assets	157
Current assets	475
Total assets	632
Current liabilities	(310)
Non-current liabilities	(267)
Total liabilities	(577)
Net assets	55

2019
$m
Net cash outflow from operating activities	(13)
Net cash inflow from investing activities	7
Net cash inflow from financing activities	7
Increase in cash and cash equivalents in the year	1